Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Schedule of detailed information about property, plant and equipment

							2022
	Dam and buildings	Machinery, equipment, and facilities	Assets and projects under construction	Asset retirement obligations	Mining projects (iii)	Other	Total
Balance at the beginning of the year
Cost	1,054,413	2,330,748	874,776	202,242	181,528	35,266	4,678,973
Accumulated depreciation and impairment	(615,428)	(1,763,377)	(62,681)	(118,439)	(16,291)	(15,027)	(2,591,243)
Balance at the beginning of the year	438,985	567,371	812,095	83,803	165,237	20,239	2,087,730
Additions (ii)	4	706	381,223	22,252	479	56	404,720
Disposals and write-offs	(568)	(369)	(430)	-	-	(82)	(1,449)
Depreciation	(82,293)	(109,009)	-	(5,169)	(2,120)	(1,302)	(199,893)
Impairment (loss) reversal of long-lived assets - note 31	19,802	7,513	(6,168)	-	(39,910)	-	(18,763)
Derecognition of Nexa’s share of Enercan's property, plant and equipment - note 4 (ii)	(19,688)	(8,711)	(634)	-	-	(183)	(29,216)
Foreign exchange effects	18,577	23,855	37,280	3,686	1,215	839	85,452
Transfers (v) – note 22	466,513	284,635	(767,561)	-	3,524	8,608	(4,281)
Remeasurement of asset retirement obligations	-	-	-	(29,025)	-	-	(29,025)
Balance at the end of the year	841,332	765,991	455,805	75,547	128,425	28,175	2,295,275
Cost	1,512,360	2,636,582	521,191	200,665	221,077	44,094	5,135,969
Accumulated depreciation and impairment	(671,028)	(1,870,591)	(65,386)	(125,118)	(92,652)	(15,919)	(2,840,694)
Balance at the end of the year	841,332	765,991	455,805	75,547	128,425	28,175	2,295,275

Average annual depreciation rates %	4	8	-	UoP	UoP

							2021
	Dam and buildings	Machinery, equipment, and facilities	Assets and projects under construction	Asset retirement obligation	Mining projects (iii)	Other	Total
Balance at the beginning of the year
Cost	1,022,432	2,360,426	596,675	211,650	292,322	36,816	4,520,321
Accumulated depreciation and impairment	(567,829)	(1,734,232)	(69,143)	(124,838)	(108,698)	(17,285)	(2,622,025)
Net balance at the beginning of the year	454,603	626,194	527,532	86,812	183,624	19,531	1,898,296
Reclassification (i)	-	-	-	-	(31,851)	-	(31,851)
Net balance at the beginning of the year - adjusted	454,603	626,194	527,532	86,812	151,773	19,531	1,866,445
Additions (ii)	12	671	507,907	42,739	-	1,576	552,905
Disposals and write-offs	(567)	(7,663)	(454)	-	-	(1,751)	(10,435)
Depreciation	(56,493)	(110,895)	-	(6,436)	(2,062)	(1,143)	(177,029)
Foreign exchange effects	(15,963)	(23,188)	(40,278)	(2,452)	(1,027)	(631)	(83,539)
Transfers (iv)	57,393	82,252	(182,612)	-	16,553	2,657	(23,757)
Remeasurement of asset retirement obligations	-	-	-	(36,860)	-	-	(36,860)
Balance at the end of the year	438,985	567,371	812,095	83,803	165,237	20,239	2,087,730
Cost	1,054,413	2,330,748	874,776	202,242	181,528	35,266	4,678,973
Accumulated depreciation and impairment	(615,428)	(1,763,377)	(62,681)	(118,439)	(16,291)	(15,027)	(2,591,243)
Balance at the end of the year	438,985	567,371	812,095	83,803	165,237	20,239	2,087,730

Average annual depreciation rates %	4	7	-	UoP	UoP

(i)	Reclassification of USD 31,851 from Mining projects to Intangible assets (Rights to use natural resources), as explained in note 22 (a).
(ii)	Additions include capitalized borrowing costs on Assets and projects under construction in the amount of USD 15,946 for the year ended on December 31, 2022 (December 31, 2021: USD 19,614).
(iii)	Only the amounts related to the operating unit Atacocha are being depreciated under the UoP method.
(iv)	Amount includes: (i) in 2021 a transfer from Assets and projects under construction to Inventories (raw materials) of USD 23,009 related to the ore pile costs that were incurred during Aripuanã´s commissioning phase and which should already be included in the Company's inventory; and (ii) USD 748 thousand related to other intangibles.
(v)	Mainly related to the transfers from Assets and projects under construction to the corresponding group of assets, given the ramp-up process in Aripuanã’s mining unit as explained in note 1.